Incentive Compensation Plans, Defined Contribution Benefit Plan (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	50.00%		0.50%
Employer matching contribution percent of employees' contributions	6.00%		6.00%
Defined contribution plan costs	$ 497	$ 352	$ 378	$ 1,250	$ 998
Vesting requirements contingent upon continuing employment	4 years		4 years